Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Ceded reinsurance	Assumed, ceded and net amounts for the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2021
Non-life	$6,557,055	$6,274,418	$4,212,465
Life and Health	1,646,870	1,651,485	1,454,065
Assumed	$8,203,925	$7,925,903	$5,666,530

Non-life	$1,046,227	$944,862	$769,220
Life and Health	23,680	24,519	13,326
Ceded	$1,069,907	$969,381	$782,546

Non-life	$5,510,828	$5,329,556	$3,443,245
Life and Health	1,623,190	1,626,966	1,440,739
Net	$7,134,018	$6,956,522	$4,883,984

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2020
Non-life	$5,376,703	$5,571,201	$4,358,975
Life and Health	1,499,222	1,505,819	1,344,117
Assumed	$6,875,925	$7,077,020	$5,703,092

Non-life	$550,784	$516,672	$342,271
Life and Health	24,283	23,522	25,921
Ceded	$575,067	$540,194	$368,192

Non-life	$4,825,919	$5,054,529	$4,016,704
Life and Health	1,474,939	1,482,297	1,318,196
Net	$6,300,858	$6,536,826	$5,334,900

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2019
Non-life (1)	$5,792,542	$5,433,357	$3,879,242
Life and Health	1,492,778	1,489,721	1,277,684
Assumed	$7,285,320	$6,923,078	$5,156,926

Non-life (1)	$353,735	$375,301	$219,102
Life and Health	22,527	22,559	14,668
Ceded	$376,262	$397,860	$233,770

Non-life (1)	$5,438,807	$5,058,056	$3,660,140
Life and Health	1,470,251	1,467,162	1,263,016
Net	$6,909,058	$6,525,218	$4,923,156

(1)Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.